Summarized Quarterly Financial Information (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 33,884	$ 33,046	$ 32,932	$ 32,289	$ 32,222	$ 30,768	$ 31,720	$ 32,364	$ 132,152	$ 127,074	$ 129,566
Taxable equivalent adjustment	(258)	(224)	(195)	(192)	(179)	(147)	(144)	(142)
Interest income (FTE)	34,142	33,270	33,127	32,481	32,401	30,915	31,864	32,506
Interest expense	3,504	3,268	3,264	3,169	3,010	2,910	2,937	2,973	13,207	11,830	11,960
Net Interest Income	30,638	30,002	29,863	29,312	29,391	28,005	28,927	29,533
Provision for loan losses	1,301	1,432	1,122	539	2,813	451	2,836	888	4,395	6,988	4,054
Investment securities gains (losses)	0	2,668	845	0	0	0	2,116	14
Noninterest income	14,371	14,079	13,736	13,127	14,074	13,706	13,289	24,007	58,825	67,206	58,722
Noninterest expense	22,456	25,284	24,283	24,140	21,165	25,377	23,244	23,165	96,164	92,951	95,041
Income before income tax expense	21,252	20,033	19,039	17,760	19,487	15,883	18,252	29,501	77,211	82,511	77,233
Income tax expense	6,338	6,577	6,303	5,866	5,793	5,129	6,125	11,367	25,083	28,414	24,271
Interest Income Taxable Equivalent Adjustment - Tax	258	224	195	192	179	147	144	142
Net Income Available to Common Shareholders	14,656	13,232	12,541	11,702	13,515	10,607	11,983	17,992	$ 52,128	$ 54,097	$ 52,962
Net earnings available to common shareholders	$ 14,479	$ 13,075	$ 12,391	$ 11,571	$ 13,362	$ 10,487	$ 11,849	$ 17,783
Basic earnings per common share	$ 0.97	$ 0.88	$ 0.83	$ 0.78	$ 0.88	$ 0.69	$ 0.78	$ 1.18	$ 3.46	$ 3.54	$ 3.40
Diluted earnings per common share	$ 0.97	$ 0.88	$ 0.83	$ 0.78	$ 0.88	$ 0.69	$ 0.78	$ 1.17	$ 3.45	$ 3.53	$ 3.38
Basic	14,894	14,899	14,889	14,916	15,158	15,178	15,104	15,067	14,900	15,123	15,403
Average shares outstanding, diluted	14,914	14,909	14,902	14,927	15,175	15,198	15,127	15,149	14,913	15,171	15,488